Bonds - Schedule of bonds maturities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bonds
Current bonds and financing	R$ 264,484	R$ 541,763
Total non-current liabilities	497,521	250,000
Total bonds and financing	R$ 762,005	R$ 791,763	R$ 842,996
Percentage of non-current bonds and financing	65.30%	31.60%
Percentage of bonds and financing	100.00%	100.00%
On year or less [member]
Bonds
Current bonds and financing	R$ 264,484	R$ 541,763
Total bonds and financing	R$ 264,484
Percentage of current bonds and financing	34.70%	68.40%
One to two years [member]
Bonds
Total non-current liabilities	R$ 0	R$ 250,000
Total bonds and financing	R$ 0
Percentage of non-current bonds and financing	0.00%	31.60%
Two to three years [member]
Bonds
Total non-current liabilities	R$ 274,076	R$ 0
Percentage of non-current bonds and financing	36.00%	0.00%
Three years on [member]
Bonds
Total non-current liabilities	R$ 223,445	R$ 0
Percentage of non-current bonds and financing	29.30%	0.00%